Fund Profile
T. Rowe Price Spectrum Income Fund

Important Information About This Fund as of xx/xx/xx


 This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660 or visiting our web site at www.troweprice.com.

 1. What is the fund's objective?

   The fund seeks a high level of current income consistent with moderate share price fluctuation.


 2. What are the fund's principal investment strategies?

   The fund can diversify its assets widely among nine T. Rowe Price funds: five domestic bond funds, two international bond funds, a money market fund, and one income-oriented stock fund. Within the ranges shown below, managers decide how much of the fund's assets to allocate to each fund based on their view of the relative valuations of the underlying funds and of the various markets in which they invest.

                                   Asset Allocation Ranges
  Fund                Percent of Assets  Fund               Percent of Assets
  Short-Term Bond     0-15%              Summit Cash Reserves    0-25%
  GNMA                5-20               New Income              15-30
  International Bond  5-20               U.S. Treasury Long-Term 0-15
  Equity Income       10-25              Emerging Markets Bond   0-10
  High Yield          10-25
 -------------------------------------------------------------------------------

   Additional information about the fund's investments and strategy is available in the annual and semiannual reports, which are available free by calling 1-800-638-5660 or visiting our web site.


 3. What are the main risks of investing in the fund?

   Because the fund invests in a broad array of investments, its overall performance could be affected by downturns in many different markets. In general, the share price will move in the opposite direction of U.S. interest rates, so rising rates represent the most important source of risk. There is also exposure to credit risk: corporate bond holdings in the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund's share price and income level. The risk of default is more pronounced in the fund's high-yield ("junk") corporate bond holdings. Foreign bond holdings expose the fund to risks of international investing: for example, weakening foreign currencies versus the U.S. dollar could reduce returns from bonds denominated in other currencies, and emerging market bonds are subject to the special political and economic risks of these newly industrialized countries. To the extent that Spectrum Income invests in stocks, its share price could be lowered by stock market declines.


   o Although the fund's broad diversification should moderate its price swings, you could lose money by investing in fund shares.


 4. How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek high current income through very broad diversification, the fund may be an appropriate investment. The fund can be used for both regular and tax-deferred accounts, such as IRAs.


 5. How has the fund performed in the past?

   The bar chart, which shows the fund's actual performance for each of the last eight calendar years, indicates risk by illustrating how much returns can differ from one year to the next.

   The fund can also experience short-term performance swings, as shown in the following chart by the best and worst calendar quarter returns during the years depicted. Of course, the fund's past performance is no guarantee of its future returns.


  Calendar Year Total Returns
 --------------------------------
  1991               19.64%
  1992                7.84
  1993                12.36
  1994                -1.94
  1995                19.41
  1996                7.64
  1997                12.18
 --------------------------------

          Quarter Ended              Total Return

          Best Quarter               xx/xx/xx xx.xx%
          Worst Quarter              xx/xx/xx xx.xx%

 The fund's total return for the xx months ended xx/xx/xx was x.xx%.



   In the table, the fund's average annual total returns for the 1-, 5-, and since inception periods ending June 30, 1998, are compared with those of its appropriate benchmarks. By comparing the bar chart with this table, you can see that average returns smooth out year-to-year variations.

                        Average Annual Total Returns
                        Periods ended June 30, 1998

                                                             Since inception
                                       1 year     5 years        (6/29/90)
 Spectrum Income Fund
  Salomon Smith Barney Broad
   Investment Grade Index
  Lipper General Bond Funds Average

 -------------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.


 6. What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 marketing fees.

   While the fund itself imposes no fees or charges, it will indirectly bear its pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for the fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.

   The numbers in this table provide an estimate of how much it will cost to operate the fund for a year, based on 1998 fiscal year expenses.

                                          Fees and expenses of the fund
                                          Annual fund operating expenses
                                 (expenses that are deducted from fund assets)
                                   --------------------------------------------
  Range of Average Weighted        0.74% to 0.81%
  Expense Ratios
 ------------------------------------------------------------------------------

   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with the cost of investing in other funds. Although your actual costs may be higher or lower, this table uses the midpoint of the above range to show expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

        1 year         3 years      5 years      10 years
          $80           $250         $430          $970
    --------------------------------------------------------


 7. Who manages the fund?

   The fund is managed by T. Rowe Price Associates. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Peter Van Dyke manages the fund day-to-day and has been chairman of its Investment Advisory Committee since 1990. He has been managing investments for T. Rowe Price since 1985.


 8. How can I purchase shares?

   Fill out and return the New Account Form in the postpaid envelope, along with your check for a minimum of $2,500 or more ($1,000 or more for retirement plans and gifts or transfers to minors) or $50 if investing through Automatic Asset Builder. You can also open an account by bank wire or by exchanging from another T. Rowe Price fund.


 9. How can I sell shares or close my account?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access(R) or our web site. We also offer free exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.


 10. When will I receive distributions?

   The fund distributes income monthly and net capital gains, if any, at year end. Income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the current capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.


 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . discount brokerage.

To Open an Account
 Investor Services
 1-800-638-5660

For Existing Fund or Discount Brokerage Accounts
 Shareholder Services
 1-800-225-5132

For Fund Information and Account Transactions on the Internet www.troweprice.com

For Yields, Prices and Account Transactions
 Tele*Access (R)
 1-800-638-2587
 24 hours, 7 days

 T. Rowe Price
 100 East Pratt Street
 Baltimore, MD 21202